Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (170)	$ (363)	[1]	$ (447)	[1]
Acquisition costs business combinations	(23)	(73)	[1]	(123)	[1]
Business and asset disposal	(50)	(26)	[1]	(39)	[1]
Provision for EU investigation		230	[1]		[1]
Provision for EU Investigation Settlement		(230)
Exceptional net finance cost	(222)	(1,982)		(693)
Decrease of income taxes	(6)	240		814
Adjustments related to tax reform				1,800
Non-controlling interest on the exceptional items	108	$ 32		$ 526
Budweiser APAC [Member]
Disclosure of Exceptional Items [line items]
Fees related to the initial public offering of a minority stake of Budweiser APAC	117
Expenses relating to share issuance cost	6
capitalization of share issuance cost	111
Stamp Duties In Equity That Are Directly Attributable To The Public Offering	58
Brazilian State Tax Regularization Program [Member]
Disclosure of Exceptional Items [line items]
Payment related to Special Value-added Tax (ICMS) Amnesty Program	$ (74)

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.